Investments - Maturities of AFS Securities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party
Amortized Cost
Due in one year or less	$ 831
Due after one year through five years	6,958
Due after five years through ten years	11,299
Due after ten years	13,526
CLO, ABS, CMBS and RMBS	18,496
Cost or Amortized Cost	51,110	$ 48,227
Fair Value
Due in one year or less	835
Due after one year through five years	7,092
Due after five years through ten years	11,520
Due after ten years	14,008
CLO, ABS, CMBS and RMBS	18,578
Total AFS fixed maturity securities	52,033	47,816
Consolidated Entity Excluding Variable Interest Entities (VIE)
Amortized Cost
Cost or Amortized Cost	51,451
Fair Value
Total AFS fixed maturity securities	52,368
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party
Amortized Cost
CLO, ABS, CMBS and RMBS	341
Cost or Amortized Cost	341	332
Fair Value
CLO, ABS, CMBS and RMBS	335
Total AFS fixed maturity securities	$ 335	$ 308